CONTINGENT LIABILITIES, COMMITMENTS AND GUARANTEES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of commitments and contingent liabilities [text block] [Abstract]
Schedule of Contingent Liabilities

	The Group		The Bank
	2021	2020	2021	2020
	£m	£m	£m	£m
Contingent liabilities
Acceptances and endorsements	21	73	21	73
Other:
Other items serving as direct credit substitutes	433	221	375	203
Performance bonds, including letters of credit, and other transaction-related contingencies	1,886	2,070	1,681	1,817
	2,319	2,291	2,056	2,020
Total contingent liabilities	2,340	2,364	2,077	2,093

	The Bank
	2021	2020
	£m	£m
Incurred on behalf of fellow Lloyds Banking Group undertakings	—	1

Schedule of Commitments

	The Group		The Bank
	2021	2020	2021	2020
	£m	£m	£m	£m
Commitments and guarantees
Documentary credits and other short-term trade-related transactions	—	1	—	—
Forward asset purchases and forward deposits placed	60	124	55	96
Undrawn formal standby facilities, credit lines and other commitments to lend:
Less than 1 year original maturity:
Mortgage offers made	17,757	20,128	1,001	1,720
Other commitments and guarantees	79,830	82,151	29,871	32,832
	97,587	102,279	30,872	34,552
1 year or over original maturity	30,037	31,194	27,063	28,118
Total commitments and guarantees	127,684	133,598	57,990	62,766

	The Bank
	2021	2020
	£m	£m
Incurred on behalf of fellow Lloyds Banking Group undertakings	3,055	3,659